  EXHIBIT 99.1 DISCLOSURES REQUIRED BY RULE 15Ga-1(1)(2)
  Asset Class: Residential Mortgage Loans

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator			Assets That Were Subject of Demand(3)(4)(5)			Assets That Were Repurchased or Replaced(3)(6)			Assets Pending Repurchase or Replacement (within cure period)(3)(7)			Demand in Dispute(3)(8)			Demand Withdrawn(3)(9)			Demand Rejected(3)(10)
			#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance	#	$	% of principal balance
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)	(j)	(k)	(l)	(m)	(n)	(o)	(p)	(q)	(r)	(s)	(t)	(u)	(v)	(w)	(x)
Long Beach Mortgage Loan Trust 2000-1 CIK: 0001132934	X	Long Beach Mortgage Company	8,180	$1,000,000,595	100%	8,180	$998,001,840	4146.41%	0	$0	0.000%	0	$0	0.000%	8,180	$998,001,840	4146.41%	0	0	0.000%	0	$0	0.000%
TOTAL			8,180	$1,000,000,595	100%	8,180	$998,001,840	4146.41%	0	$0	0.000%	0	$0	0.000%	8,180	$998,001,840	4146.41%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2001-1 CIK: 0001136881	X	Long Beach Mortgage Company	6,026	$725,466,489	100%	6,026	$726,848,794	3118.63%	0	$0	0.000%	0	$0	0.000%	6,026	$726,848,794	3118.63%	0	0	0.000%	0	$0	0.000%
TOTAL			6,026	$725,466,489	100%	6,026	$726,848,794	3118.63%	0	$0	0.000%	0	$0	0.000%	6,026	$726,848,794	3118.63%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2001-2 CIK: 0001158453	X	Long Beach Mortgage Company	10,243	$1,125,593,429	100%	10,243	$1,563,057,185	3056.90%	0	$0	0.000%	0	$0	0.000%	10,243	$1,563,057,185	3056.90%	0	0	0.000%	0	$0	0.000%
TOTAL			10,243	$1,125,593,429	100%	10,243	$1,563,057,185	3056.90%	0	$0	0.000%	0	$0	0.000%	10,243	$1,563,057,185	3056.90%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2001-3 CIK: 0001159978	X	Long Beach Mortgage Company	6,934	$1,001,006,146	100%	6,934	$1,002,356,124	2930.43%	0	$0	0.000%	0	$0	0.000%	6,934	$1,002,356,124	2930.43%	0	0	0.000%	0	$0	0.000%
TOTAL			6,934	$1,001,006,146	100%	6,934	$1,002,356,124	2930.43%	0	$0	0.000%	0	$0	0.000%	6,934	$1,002,356,124	2930.43%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2001-4 CIK: 0001163135	X	Long Beach Mortgage Company	14,231	$1,508,000,000	100%	14,231	$1,987,773,164	2818.53%	0	$0	0.000%	0	$0	0.000%	14,231	$1,987,773,164	2818.53%	0	0	0.000%	0	$0	0.000%
TOTAL			14,231	$1,508,000,000	100%	14,231	$1,987,773,164	2818.53%	0	$0	0.000%	0	$0	0.000%	14,231	$1,987,773,164	2818.53%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2002-1 CIK: 0001169873	X	Long Beach Mortgage Company	10,069	$1,609,714,899	100%	10,069	$1,582,718,098	3032.76%	0	$0	0.000%	0	$0	0.000%	10,069	$1,582,718,098	3032.76%	0	0	0.000%	0	$0	0.000%
TOTAL			10,069	$1,609,714,899	100%	10,069	$1,582,718,098	3032.76%	0	$0	0.000%	0	$0	0.000%	10,069	$1,582,718,098	3032.76%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2002-2 CIK: 0001174623	X	Long Beach Mortgage Company	6,742	$1,002,007,280	100%	6,741	$994,808,015	2979.05%	0	$0	0.008%	0	$0	0.000%	6,741	$994,808,015	2979.05%	0	0	0.000%	0	$0	0.000%
TOTAL			6,742	$1,002,007,280	100%	6,741	$994,808,015	2979.05%	0	$0	0.008%	0	$0	0.000%	6,741	$994,808,015	2979.05%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2002-5 CIK: 0001203085	X	Long Beach Mortgage Company	6,303	$1,000,000,612	100%	6,303	$979,369,447	2056.94%	0	$0	0.000%	0	$0	0.000%	6,303	$979,369,447	2056.94%	0	0	0.000%	0	$0	0.000%
TOTAL			6,303	$1,000,000,612	100%	6,303	$979,369,447	2056.94%	0	$0	0.000%	0	$0	0.000%	6,303	$979,369,447	2056.94%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2003-1 CIK: 0001217080	X	Long Beach Mortgage Company	12,382	$2,003,659,682	100%	12,382	$1,944,333,633	2431.25%	0	$0	0.000%	0	$0	0.000%	12,382	$1,944,333,633	2431.25%	0	0	0.000%	0	$0	0.000%
TOTAL			12,382	$2,003,659,682	100%	12,382	$1,944,333,633	2431.25%	0	$0	0.000%	0	$0	0.000%	12,382	$1,944,333,633	2431.25%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2003-2 CIK: 0001225774	X	Long Beach Mortgage Company	5,041	$927,853,522	100%	5,041	$899,740,238	2165.35%	0	$0	0.000%	0	$0	0.000%	5,041	$899,740,238	2165.35%	0	0	0.000%	0	$0	0.000%
TOTAL			5,041	$927,853,522	100%	5,041	$899,740,238	2165.35%	0	$0	0.000%	0	$0	0.000%	5,041	$899,740,238	2165.35%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2003-3 CIK: 0001237287	X	Long Beach Mortgage Company	4,188	$901,545,597	100%	4,188	$877,776,228	2127.95%	0	$0	0.000%	0	$0	0.000%	4,188	$877,776,228	2127.95%	0	0	0.000%	0	$0	0.000%
TOTAL			4,188	$901,545,597	100%	4,188	$877,776,228	2127.95%	0	$0	0.000%	0	$0	0.000%	4,188	$877,776,228	2127.95%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2003-4 CIK: 0001253156	X	Long Beach Mortgage Company	11,757	$2,209,103,240	100%	11,757	$2,132,143,432	1526.88%	0	$0	0.000%	0	$0	0.000%	11,757	$2,132,143,432	1526.88%	0	0	0.000%	0	$0	0.000%
TOTAL			11,757	$2,209,103,240	100%	11,757	$2,132,143,432	1526.88%	0	$0	0.000%	0	$0	0.000%	11,757	$2,132,143,432	1526.88%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2004-1 CIK: 0001278734	X	Long Beach Mortgage Company	23,364	$4,517,684,935	100%	23,364	$4,341,446,646	1384.79%	0	$0	0.000%	0	$0	0.000%	23,364	$4,341,446,646	1384.79%	0	0	0.000%	7	$946,598	0.300%
TOTAL			23,364	$4,517,684,935	100%	23,364	$4,341,446,646	1384.79%	0	$0	0.000%	0	$0	0.000%	23,364	$4,341,446,646	1384.79%	0	0	0.000%	7	$946,598	0.300%
Long Beach Mortgage Loan Trust 2004-2 CIK: 0001288997	X	Long Beach Mortgage Company	8,194	$1,523,305,466	100%	8,194	$1,471,551,204	1189.22%	0	$0	0.000%	0	$0	0.000%	8,194	$1,471,551,204	1189.22%	0	0	0.000%	0	$0	0.000%
TOTAL			8,194	$1,523,305,466	100%	8,194	$1,471,551,204	1189.22%	0	$0	0.000%	0	$0	0.000%	8,194	$1,471,551,204	1189.22%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2004-3 CIK: 0001292739	X	Long Beach Mortgage Company	9,976	$2,002,830,254	100%	9,976	$1,934,667,655	1136.98%	0	$0	0.000%	0	$0	0.000%	9,976	$1,934,667,655	1136.98%	0	0	0.000%	0	$0	0.000%
TOTAL			9,976	$2,002,830,254	100%	9,976	$1,934,667,655	1136.98%	0	$0	0.000%	0	$0	0.000%	9,976	$1,934,667,655	1136.98%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2004-4 CIK: 0001302492	X	Long Beach Mortgage Company	13,221	$2,724,537,099	100%	13,221	$2,657,483,625	1209.85%	0	$0	0.000%	0	$0	0.000%	13,221	$2,657,483,625	1209.85%	0	0	0.000%	0	$0	0.000%
TOTAL			13,221	$2,724,537,099	100%	13,221	$2,657,483,625	1209.85%	0	$0	0.000%	0	$0	0.000%	13,221	$2,657,483,625	1209.85%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2004-5 CIK: 0001300994	X	Long Beach Mortgage Company	5,052	$1,016,304,261	100%	5,052	$988,612,629	1073.54%	0	$0	0.000%	0	$0	0.000%	5,052	$988,612,629	1073.54%	0	0	0.000%	0	$0	0.000%
TOTAL			5,052	$1,016,304,261	100%	5,052	$988,612,629	1073.54%	0	$0	0.000%	0	$0	0.000%	5,052	$988,612,629	1073.54%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2004-6 CIK: 0001306775	X	Long Beach Mortgage Company	5,638	$1,105,106,536	100%	5,638	$1,081,372,230	1205.55%	0	$0	0.000%	0	$0	0.000%	5,638	$1,081,372,230	1205.55%	1	$137,191	0.150%	0	$0	0.000%
TOTAL			5,638	$1,105,106,536	100%	5,638	$1,081,372,230	1205.55%	0	$0	0.000%	0	$0	0.000%	5,638	$1,081,372,230	1205.55%	1	$137,191	0.150%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2005-1 CIK: 0001313483	X	Long Beach Mortgage Company	17,236	$3,514,417,933	100%	17,236	$3,441,089,092	1081.40%	0	$0	0.000%	0	$0	0.000%	17,236	$3,441,089,092	1081.40%	0	0	0.000%	0	$0	0.000%
TOTAL			17,236	$3,514,417,933	100%	17,236	$3,441,089,092	1081.40%	0	$0	0.000%	0	$0	0.000%	17,236	$3,441,089,092	1081.40%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2005-2 CIK: 0001322738	X	Long Beach Mortgage Company	12,935	$2,504,784,085	100%	12,935	$2,456,522,724	1011.66%	0	$0	0.000%	0	$0	0.000%	12,935	$2,456,522,724	1011.66%	0	0	0.000%	0	$0	0.000%
TOTAL			12,935	$2,504,784,085	100%	12,935	$2,456,522,724	1011.66%	0	$0	0.000%	0	$0	0.000%	12,935	$2,456,522,724	1011.66%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2005-3 CIK: 0001338041	X	Long Beach Mortgage Company	5,937	$1,529,015,326	100%	5,937	$1,502,822,318	778.87%	0	$0	0.000%	0	$0	0.000%	5,937	$1,502,822,318	778.87%	0	0	0.000%	0	$0	0.000%
TOTAL			5,937	$1,529,015,326	100%	5,937	$1,502,822,318	778.87%	0	$0	0.000%	0	$0	0.000%	5,937	$1,502,822,318	778.87%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2005-WL1 CIK: 0001333181	X	Long Beach Mortgage Company	16,094	$2,974,479,513	100%	16,094	$2,923,584,138	979.26%	0	$0	0.000%	0	$0	0.000%	16,094	$2,923,584,138	979.26%	0	0	0.000%	0	$0	0.000%
TOTAL			16,094	$2,974,479,513	100%	16,094	$2,923,584,138	979.26%	0	$0	0.000%	0	$0	0.000%	16,094	$2,923,584,138	979.26%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2005-WL2 CIK: 0001337302	X	Long Beach Mortgage Company	14,075	$2,761,008,899	100%	14,075	$2,705,230,466	748.83%	0	$0	0.000%	0	$0	0.000%	14,075	$2,705,230,466	748.83%	0	0	0.000%	0	$0	0.000%
TOTAL			14,075	$2,761,008,899	100%	14,075	$2,705,230,466	748.83%	0	$0	0.000%	0	$0	0.000%	14,075	$2,705,230,466	748.83%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2005-WL3 CIK: 0001345657	X	Long Beach Mortgage Company	9,604	$2,194,745,157	100%	9,604	$2,152,862,398	644.09%	0	$0	0.000%	0	$0	0.000%	9,604	$2,152,862,398	644.09%	0	0	0.000%	0	$0	0.000%
TOTAL			9,604	$2,194,745,157	100%	9,604	$2,152,862,398	644.09%	0	$0	0.000%	0	$0	0.000%	9,604	$2,152,862,398	644.09%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2006-1 CIK: 0001350315	X	Long Beach Mortgage Company	11,375	$2,501,866,736	100%	11,375	$2,460,390,951	513.58%	0	$0	0.000%	0	$0	0.000%	11,375	$2,460,390,951	513.58%	0	0	0.000%	1	$289,895	0.060%
TOTAL			11,375	$2,501,866,736	100%	11,375	$2,460,390,951	513.58%	0	$0	0.000%	0	$0	0.000%	11,375	$2,460,390,951	513.58%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2006-2 CIK: 0001350317	X	Long Beach Mortgage Company	14,914	$3,006,587,525	100%	14,914	$2,953,898,108	540.15%	0	$0	0.000%	0	$0	0.000%	14,914	$2,953,898,108	540.15%	0	0	0.000%	0	$0	0.000%
TOTAL			14,914	$3,006,587,525	100%	14,914	$2,953,898,108	540.15%	0	$0	0.000%	0	$0	0.000%	14,914	$2,953,898,108	540.15%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2006-3 CIK: 0001355515	X	Long Beach Mortgage Company	8,177	$1,750,539,307	100%	8,177	$1,724,329,582	494.53%	0	$0	0.000%	0	$0	0.000%	8,177	$1,724,329,582	494.53%	0	0	0.000%	0	$0	0.000%
TOTAL			8,177	$1,750,539,307	100%	8,177	$1,724,329,582	494.53%	0	$0	0.000%	0	$0	0.000%	8,177	$1,724,329,582	494.53%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2006-4 CIK: 0001358910	X	Long Beach Mortgage Company	9,947	$1,923,931,222	100%	9,947	$1,889,925,267	469.22%	0	$0	0.000%	0	$0	0.000%	9,947	$1,889,925,267	469.22%	0	0	0.000%	0	$0	0.000%
TOTAL			9,947	$1,923,931,222	100%	9,947	$1,889,925,267	469.22%	0	$0	0.000%	0	$0	0.000%	9,947	$1,889,925,267	469.22%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2006-5 CIK: 0001364477	X	Long Beach Mortgage Company	9,595	$1,925,965,129	100%	9,595	$1,886,792,158	405.15%	0	$0	0.000%	0	$0	0.000%	9,595	$1,886,792,158	405.15%	0	0	0.000%	0	$0	0.000%
TOTAL			9,595	$1,925,965,129	100%	9,595	$1,886,792,158	405.15%	0	$0	0.000%	0	$0	0.000%	9,595	$1,886,792,158	405.15%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2006-6 CIK: 0001367733	X	Long Beach Mortgage, a division of Washington Mutual Bank	7,973	$1,696,308,794	100%	7,973	$1,661,208,004	393.28%	0	$0	0.000%	0	$0	0.000%	7,973	$1,661,208,004	393.28%	0	0	0.000%	1	$97,833	0.020%
TOTAL			7,973	$1,696,308,794	100%	7,973	$1,661,208,004	393.28%	0	$0	0.000%	0	$0	0.000%	7,973	$1,661,208,004	393.28%	0	0	0.000%	1	$97,833	0.020%
Long Beach Mortgage Loan Trust 2006-7 CIK: 0001370358	X	Long Beach Mortgage, a division of Washington Mutual Bank	7,648	$1,632,830,233	100%	7,648	$1,591,571,211	334.45%	0	$0	0.000%	0	$0	0.000%	7,648	$1,591,571,211	334.45%	1	114,523	0.020%	1	$370,782	0.080%
TOTAL			7,648	$1,632,830,233	100%	7,648	$1,591,571,211	334.45%	0	$0	0.000%	0	$0	0.000%	7,648	$1,591,571,211	334.45%	1	114,523	0.020%	1	$370,782	0.080%
Long Beach Mortgage Loan Trust 2006-8 CIK: 0001374621	X	Long Beach Mortgage, a division of Washington Mutual Bank	6,646	$1,418,910,068	100%	6,646	$1,383,314,377	361.29%	0	$0	0.000%	0	$0	0.000%	6,646	$1,383,314,377	361.29%	0	0	0.000%	401	$94,043,252	24.560%
TOTAL			6,646	$1,418,910,068	100%	6,646	$1,383,314,377	361.29%	0	$0	0.000%	0	$0	0.000%	6,646	$1,383,314,377	361.29%	0	0	0.000%	401	$94,043,252	24.560%
Long Beach Mortgage Loan Trust 2006-9 CIK: 0001374622	X	Long Beach Mortgage, a division of Washington Mutual Bank	7,173	$1,563,345,085	100%	7,173	$1,525,729,497	329.12%	0	$0	0.000%	0	$0	0.000%	7,173	$1,525,729,497	329.12%	0	0	0.000%	0	$0	0.000%
TOTAL			7,173	$1,563,345,085	100%	7,173	$1,525,729,497	329.12%	0	$0	0.000%	0	$0	0.000%	7,173	$1,525,729,497	329.12%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2006-10 CIK: 0001379746	X	Long Beach Mortgage, a division of Washington Mutual Bank	4,841	$1,033,338,946	100%	4,841	$1,005,999,491	306.00%	0	$0	0.000%	0	$0	0.000%	4,841	$1,005,999,491	306.00%	0	0	0.000%	0	$0	0.000%
TOTAL			4,841	$1,033,338,946	100%	4,841	$1,005,999,491	306.00%	0	$0	0.000%	0	$0	0.000%	4,841	$1,005,999,491	306.00%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2006-11 CIK: 0001382996	X	Long Beach Mortgage, a division of Washington Mutual Bank	6,608	$1,532,272,816	100%	6,608	$1,487,406,714	287.79%	0	$0	0.000%	0	$0	0.000%	6,608	$1,487,406,714	287.79%	0	0	0.000%	1	$449,475	0.090%
TOTAL			6,608	$1,532,272,816	100%	6,608	$1,487,406,714	287.79%	0	$0	0.000%	0	$0	0.000%	6,608	$1,487,406,714	287.79%	0	0	0.000%	1	$449,475	0.090%
Long Beach Mortgage Loan Trust 2006-A CIK: 0001360257	X	Long Beach Mortgage Company	8,568	$533,687,570	100%	8,568	$525,842,097	2367.02%	0	$0	0.000%	0	$0	0.000%	8,568	$525,842,097	2367.02%	0	0	0.000%	0	$0	0.000%
TOTAL			8,568	$533,687,570	100%	8,568	$525,842,097	2367.02%	0	$0	0.000%	0	$0	0.000%	8,568	$525,842,097	2367.02%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2006-WL1 CIK: 0001348572	X	Long Beach Mortgage Company	9,169	$1,907,889,166	100%	9,169	$1,858,442,851	610.46%	0	$0	0.000%	0	$0	0.000%	9,169	$1,858,442,851	610.46%	0	0	0.000%	0	$0	0.000%
TOTAL			9,169	$1,907,889,166	100%	9,169	$1,858,442,851	610.46%	0	$0	0.000%	0	$0	0.000%	9,169	$1,858,442,851	610.46%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2006-WL2 CIK: 0001350316	X	Long Beach Mortgage Company	10,374	$1,912,302,287	100%	10,374	$1,873,487,164	621.88%	0	$0	0.000%	0	$0	0.000%	10,374	$1,873,487,164	621.88%	0	0	0.000%	0	$0	0.000%
TOTAL			10,374	$1,912,302,287	100%	10,374	$1,873,487,164	621.88%	0	$0	0.000%	0	$0	0.000%	10,374	$1,873,487,164	621.88%	0	0	0.000%	0	$0	0.000%
Long Beach Mortgage Loan Trust 2006-WL3 CIK: 0001350318	X	Long Beach Mortgage Company	10,974	$1,921,482,693	100%	10,974	$1,883,223,884	641.36%	0	$0	0.000%	0	$0	0.000%	10,974	$1,883,223,884	641.36%	0	0	0.000%	0	$0	0.000%
TOTAL			10,974	$1,921,482,693	100%	10,974	$1,883,223,884	641.36%	0	$0	0.000%	0	$0	0.000%	10,974	$1,883,223,884	641.36%	0	0	0.000%	0	$0	0.000%
GRAND TOTAL			377,404	$69,643,428,532	100%	377,403	$69,057,732,680	754.67%	0	$0	0.00000%	0	$0	0.000%	377,403	$69,057,732,680	754.67%	2	$251,714	0.003%	412	$96,197,834	1.051%

(1) This Form ABS-15G contains all applicable Reportable Information (as defined below) that we know and that is available to us without unreasonable effort or expense.  We have gathered the information set forth in this Form ABS-15G by, among other things, (i) identifying asset-backed securities transactions that fall within the scope of Rule 15Ga-1 for which we are a securitizer and that are not covered by a filing to be made by an affiliated securitizer (if any) (“Covered Transactions”), (ii) gathering information in our records regarding demands for repurchase or replacement of pool assets in Covered Transactions for breaches of representations or warranties concerning those pool assets (“Repurchases”) that is required to be reported on Form ABS-15G (“Reportable Information”), (iii) identifying the parties in Covered Transactions that have a contractual obligation to enforce any Repurchase obligations of the party or parties making those representations or warranties based on our records (“Demand Entities”), and (iv) requesting all Reportable Information from trustees and other Demand Entities that is within their respective possession and which has not been previously provided to us.  Our ability to provide Reportable Information that is not already in our records is significantly dependent upon the cooperation of those other Demand Entities.  Any applicable Reportable Information that is not contained herein is unknown and is not available to us without unreasonable effort or expense, because some Demand Entities are no longer in existence, some Demand Entities have not agreed to provide Reportable Information, some Demand Entities may not have provided complete Reportable Information, and some Demand Entities may be unable or unwilling to provide Reportable Information without unreasonable effort or expense (or without imposing unreasonable expense on us).

The information in this Form ABS-15G has not been verified by any third party.  In addition, while we requested Reportable Information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010, it is possible that this disclosure does not contain information about all investor demands upon those parties made prior to that date.

(2) Long Beach Securities Corp., as Securitizer, is filing this Form ABS-15G in respect of all mortgage-backed securities representing interests in pools of residential mortgage loans for which it acted as depositor and which are outstanding during the reporting period.  On September 25, 2008, JPMorgan Chase Bank, National Association (“JPMCB”) acquired the banking operations of Washington Mutual Bank from the Federal Deposit Insurance Corporation (“FDIC”).  It is JPMCB’s position that certain of the repurchase obligations of Washington Mutual Bank remain with the FDIC receivership.  Assets are reported herein in accordance with Rule 15Ga-1 regardless of the validity of the demand or defenses thereto, and nothing in this report shall constitute, or be deemed, a waiver of any rights, defenses, powers or privileges of any party relating to these assets.

(3) The outstanding principal balance of each asset for which a decision has been made to repurchase or replace, is calculated as of the date of the repurchase or replacement; the outstanding principal balance of each asset that has been liquidated or for which a decision has been made to make-whole, is calculated as of the date of liquidation; and the outstanding principal balance of every other asset is calculated as of the last day of the reporting period.  All of the balances and loan counts set forth in the exhibit are based on the Securitizer’s records and, in certain instances, may differ from balance and loan count information publicly available.

(4) Assets for this transaction which are being reported as “assets that were subject of demand” are the result of litigation involving a generalized repurchase claim against the related Securitizer or an affiliate without a loan-by-loan designation.  As a result, 100% of the related loans in the transaction or loan group are captured by this report.

(5) Assets included in “Assets That Were Subject of Demand” includes assets where a demand was made during or prior to the reporting period, which was either resolved during the reporting period or remains unresolved as of the end of the reporting period.

(6) “Assets That Were Repurchased or Replaced” may include assets that were previously liquidated, and for which a make-whole payment was made in lieu of repurchase.

(7) “Assets Pending Repurchase or Replacement” includes only assets for which a decision to repurchase, replace or make-whole had been approved but such action has not been completed, and are shown without regard to cure period status.

(8) “Demand in Dispute” shows all assets for which a demand has been made, and for which either the demand is in dispute, or the demand is still under review.

(9) “Demand Withdrawn” shows assets where the repurchase demand was withdrawn by the trustee, or by any other party that made the demand.

(10) “Demand Rejected” shows assets where a repurchase demand has been rejected by the Securitizer.